OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 20,310	$ 30,571	$ 32,590
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	54,602	73,492	79,196
Reduction to original amounts of intangible assets	4,028	4,028
Reduction to accumulated amortization	$ 715	$ 715